Financial Instruments - Changes in Interest Expense Due to an Increases or Decreases in Interest Rate (Detail) - Variable rate [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
1% increase in floating rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hypothetical percentage change in the floating rate	1.00%	1.00%
Change in interest expense due to hypothetical increase or decrease in the floating rate	₩ (81,971)	₩ (64,271)
1% decrease in floating rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hypothetical percentage change in the floating rate	1.00%	1.00%
Change in interest expense due to hypothetical increase or decrease in the floating rate	₩ 81,971	₩ 64,271